Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Other Receivables

	December 31, 2022	December 31, 2021
	S$’000	S$’000
Prepayments	5,563	6,395
Deposits	9,186	7,476
Others	6,155	4,120

	20,904	17,991

Analysed as:
Current	15,885	13,220
Non-current	5,019	4,771

	20,904	17,991